Summary of significant accounting policies (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Decription
Profit for the year to the statutory financial statements (filed in CVM)	R$ 4,133,321
Profit for the year in these financial statements (filed in SEC)	3,915,771
Additional disbursement the Leniency Agreement (note 23.3.a)
Caption in the statement of operations
Other income (expenses), net	(375,476)
Reversal of provision (note 35.r)
Caption in the statement of operations
Cost of products sold	223,340
Deferred income tax and social contribution
Caption in the statement of operations
Current and deferred income tax and social contribution	R$ (65,414)